OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capitalized fulfillment costs	$ 1,390,000	$ 3,558,000
Agent receivables	530,000	969,000
Advances	1,023,000	1,238,000
Claims receivables	9,591,000	8,784,000
Bunker receivables on time charter-out contracts	28,362,000	21,659,000
Other receivables	13,058,000	11,604,000
Total other current assets	53,954,000	47,812,000
Allowance for credit losses	$ 46,300	$ 46,300